Business Combinations (Details 1) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue for the period			$ 130,569	$ 164,032	$ 155,626
Pro forma revenue for the period			161,562	202,166
Net loss for the period			(149,618)	(185,410)	(98,774)
Pro forma net loss for the period			(149,527)	(180,284)
Prins Autogassystemen Holding B.V. [Member]
Revenue for the period	$ 1,196		30,993	30,885
Net loss for the period	$ (301)		91	9,164
BAF Technologies Inc [Member]
Revenue for the period		$ 17,097	0	7,249
Pro forma revenue for the period				171,281	181,972
Net loss for the period		$ 3,512	$ 0	(4,038)
Pro forma net loss for the period				$ (189,448)	$ (100,946)